Accumulated other comprehensive income (Details) (CHF) In Millions, unless otherwise specified			6 Months Ended
	Jun. 30, 2014	Dec. 31, 2013	Jun. 30, 2014 Gains/(losses) on cash flow hedges	Jun. 30, 2013 Gains/(losses) on cash flow hedges	Jun. 30, 2014 Cumulative translation adjustments	Jun. 30, 2013 Cumulative translation adjustments	Jun. 30, 2014 Unrealized gains/(losses) on securities	Jun. 30, 2013 Unrealized gains/(losses) on securities	Jun. 30, 2014 Actuarial gains/(losses)	Jun. 30, 2013 Actuarial gains/(losses)	Jun. 30, 2014 Net prior service credit/ (cost)	Jun. 30, 2013 Net prior service credit/ (cost)	Jun. 30, 2014 Accumulated other comprehensive income	Jun. 30, 2013 Accumulated other comprehensive income
Increase (Decrease) in Accumulated other Comprehensive Income (CHF million)
Balance	(14,333)	(14,194)	9	7	(13,527)	(11,349)	35	53	(714)	(670)	3	3	(14,194)	(11,956)
Increase/(decrease)			24	(17)	(187)	492	15	(10)	(3)	0	0	0	(151)	465
Reclassification adjustments, included in net income			(9)	0	0	46	0	0	22	28	(1)	0	12	74
Total increase/(decrease)			15	(17)	(187)	538	15	(10)	19	28	(1)	0	(139)	539
Balance	(14,333)	(14,194)	24	(10)	(13,714)	(10,811)	50	43	(695)	(642)	2	3	(14,333)	(11,417)